Expenses by Nature (Tables)	6 Months Ended
Jun. 30, 2024
Expenses by Nature [Abstract]
Schedule of Expenses by Nature
	For the six months ended June 30,
	2024	2023
Cost of revenue (Note 3 (i))	981,389	746,661
Payroll and employee benefits (Note 3 (ii))	2,923,687	1,270,038
Depreciation and amortization (Note 3 (iii))	48,661	144,947
Professional services fee	702,628	811,843
Provision (reverse) for credit loss	(14,357)	114,462
Office and other expenses	396,229	739,643
Total cost of revenue, administrative expenses and selling expenses	5,038,237	3,827,594

Schedule of Service Category
	For the Six Months Ended June 30,
i) Service Category	2024	2023
Advisory and transaction services	-	-
Corporate business training services	257,121	674,499
Corporate consulting services	724,268	72,162
Others	-	-

Schedule of Payroll and Employee Benefits
	For the Six Months Ended June 30, 2024 and 2023
ii) Payroll and employee benefits:	2024	2023
Payroll and employee benefits incurred and classified as selling and administration expenses:
Salaries, allowances, bonus, benefits and in kind	1,150,087	1,270,038
Contributions to defined contribution retirement plan	-	-
Share based payments	1,773,600	-

Payroll and employee benefits incurred and classified as cost of revenue	230,241	285,087

Schedule of Depreciation and Amortization
	For the Six Months Ended June 30, 2024 and 2023
iii) Depreciation and amortization：	2024	2023
Property and equipment	43,960	13,129
Intangible assets	4,701	26,656
Right of use assets	106,548	105,162